Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Leases [Abstract]
Operating lease weighted-average discount rate	10.00%	10.00%
Finance lease weighted-average discount rate	10.00%
Purchase price (in Dollars)	$ 20
Weighted-average remaining lease term	1 year	2 years